Financial Risk Management and Fair Value of Financial Instruments - Disclosure Of Fair Value Of Financial Instruments Explanatory (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Fair Value of Financial Instruments [Line Items]
Assets	¥ 7,145,853	¥ 7,693,770	¥ 5,614,258
Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of Fair Value of Financial Instruments [Line Items]
Assets	1,793,484	1,742,065	317,042
Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of Fair Value of Financial Instruments [Line Items]
Assets	40,871	56,919
Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of Fair Value of Financial Instruments [Line Items]
Assets	1,735,333	1,685,146	¥ 317,042
Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of Fair Value of Financial Instruments [Line Items]
Assets	¥ 17,280	¥ 0